7. Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	1 Months Ended
Feb. 28, 2014
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
2014

Federal statutory tax rate	(35.0)%
Permanent difference and other	35.0%